Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit Loss [Abstract]
Short-term benefits	$ 3,255,606	$ 2,042,348
Post-employment benefits (Note 12)	121,676	123,693
Share-based payments (Note 17)
Equity-settled	1,564,673
Cash-settled	765,201	166,992
Total employee benefits expense	5,707,156	2,333,033
Employee benefits expense by function
General and administrative expenses	4,158,710	2,015,024
Research and development expenses	1,548,446	318,009
Total employee benefits expense	$ 5,707,156	$ 2,333,033